Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•        Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market which one or more significant inputs or significant value drivers are unobservable. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in hierarchy based on the lowest level input that is significant to the fair value measurement.

The over-allotment option was accounted for as a liability in accordance with ASC 815-40 and was presented within liabilities on the condensed consolidated balance sheets. The over-allotment option liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within changes in fair value of over-allotment option liability in the unaudited condensed consolidated statements of operations.

The Company used a Black-Scholes model to value the over-allotment option. The over-allotment option liability was classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the option. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the option. The expected life of the option is assumed to be equivalent to their remaining contractual term.

The key inputs into the Black-Scholes model were as follows at initial measurement and remeasurement of the over-allotment option:

	December 31, 2025	December 24, 2025
Volatility	2.5%	3.2%
Expected term (years)	0.12	0.12
Expected volatility	3.8%	3.7%
Exercise price	$10	$10
Fair value of over-allotment unit	$0.06	$0.07

The fair value of the Public Warrants is $3,000,000 as of December 24, 2025 and $225,000 as of January 7, 2026 for a total fair value of $3,225,000, or $0.30 per public warrant. The fair value of Public Warrants was determined using Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the level 3 valuation of the public warrants:

Volatility	2.5%
Risk free rate (Continuous)	3.90%
Stock price	$9.85
Expected term to De-SPAC (Years)	2.0
Probability of De-SPAC and market adjustment	27.0%

As of June 30, 2026 and December 31, 2025, investments held in the Trust Account were $218,979,433 and $200,119,181, respectively, which comprised of money market funds.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2026 and December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2026	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$218,979,433	$200,119,181
Liability
Over-allotment liability	3	$—	$188,800

The following table presents the changes in the fair value of over-allotment option liabilities classified as Level 3 in the fair value hierarchy as of June 30, 2026 and December 31, 2025:

Over-allotment option
Fair value as of December 24, 2025 (Inception)	$212,700
Change in fair value of over-allotment liability	(23,900)
Fair value as of December 31, 2025	188,800
Change in fair value of over-allotment liability	(1,500)
Exercise of over-allotment option	(93,650)
Expiration of over-allotment option	(93,650)
Fair value as of June 30, 2026	$—

7. FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•        Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market which one or more significant inputs or significant value drivers are unobservable. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in hierarchy based on the lowest level input that is significant to the fair value measurement.

The over-allotment option was accounted for as a liability in accordance with ASC 815-40 and was presented within liabilities on the balance sheet. The over-allotment option liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within changes in fair value of over-allotment option liability in the statement of operations.

The Company used a Black-Scholes model to value the over-allotment option. The over-allotment option liability was classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the option. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the option. The expected life of the option is assumed to be equivalent to their remaining contractual term.

The key inputs into the Black-Scholes model were as follows at initial measurement and remeasurement of the over-allotment option:

	December 31, 2025	December 24, 2025
Volatility	2.5%	3.2%
Expected term (years)	0.12	0.12
Expected volatility	3.8%	3.7%
Exercise price	$10.00	$10.00
Fair value of over-allotment unit	$0.06	$0.07

The fair value of the Public Warrants is $3,000,000 or $0.30 per public warrant. The fair value of Public Warrants was determined using Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the level 3 valuation of the public warrants:

December 24, 2025
Volatility	2.5%
Risk free rate (Continuous)	3.90%
Stock price	$9.85
Expected term to De-SPAC (Years)	2.0
Probability of De-SPAC and market adjustment	27.0%

At December 31, 2025, assets held in the Trust Account were comprised of $200,119,181 in money market funds.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$200,119,181
Liability
Over-allotment liability	3	$188,800